PARTNERS' CAPITAL - Cash Distribution Policy and Minimum Quarterly Distribution (Details)	12 Months Ended
Dec. 31, 2015 $ / shares
Equity [Abstract]
Maximum period following end of quarter to distribute all available cash	45 days
Minimum quarterly distributions (in dollars per share)	$ 0.40
Minimum annual distributions (in dollars per share)	$ 1.60